LONG TERM INVESTMENTS (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014	Aug. 31, 2013
Long Term Investments 1		20.00%
Long Term Investments 2		9.82%
Long Term Investments 3		8.14%
Long Term Investments 4		$ 145,500
Long Term Investments 5		500,000
Long Term Investments 6		$ 0.25
Long Term Investments 7		270,500
Long Term Investments 8		68,500
Long Term Investments 9		1.68%
Long Term Investments 10		42,000
Long Term Investments 11		9.82%
Long Term Investments 12		8.14
Long Term Investments 13		1.68%
Long Term Investments 14		42,000
Long Term Investments 15		0
Long Term Investments 1	20.00%
Long Term Investments 2	9.82%
Long Term Investments 3	8.14%
Long Term Investments 4	145,500
Long Term Investments 5	500,000
Long Term Investments 6	$ 0.25
Long Term Investments 7	270,500
Long Term Investments 8	68,500
Long Term Investments 9	1.68%
Long Term Investments 10	42,000
Long Term Investments 11	9.82%
Long Term Investments 12	8.14
Long Term Investments 13	1.68%
Long Term Investments 14	42,000
Long Term Investments 15	$ 1